Members' Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Members' Equity [Abstract]
Members' Equity
Note 4:   Members' Equity

At December 31, 2011 and September 30, 2011 outstanding member units were:
A Units	8,805
B Units	3,334
C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holders as a group have the right to elect one Board member.  The Series B unit holders as a group have the right to elect the number of Board members which bears the same proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

Note 4:    Members' Equity

At September 30, 2011 and September 30, 2010 outstanding member units were:

A Units	8,805

B Units	3,334

C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holders as a group have the right to elect one Board member.  The Series B unit holders as a group have the right to elect the number of Board members which bears the same proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.